PROPERTY AND EQUIPMENT (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Depreciation expense	$ 30,702	$ 51,988
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation expense	$ 2,399	$ 3,933